PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 1) - Deferred Tax Assets [Member] - Medmen Enterprises Inc. [Member] - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Regulatory Assets [Line Items]
Sale and Leaseback	$ 1,209,397	$ 1,378,229
Net Operating Loss	18,947,040	14,773,963
Notes Payable	16,156,489	16,156,489
Fair Value of Investments	797,641	1,019,919
Lease Liability	23,036,902	30,545,899
Held For Sale	5,167,362	16,580,885
Total Deferred Tax Assets	65,314,831	80,455,384
Total Valuation Allowance	(43,164,332)	(49,939,139)
Net Deferred Tax Assets	22,150,499	30,516,245
Property, Plant & Equipment	(18,492,895)	(25,286,947)
Intangible Assets	(28,243,281)	(37,731,096)
Senior Secured Convertible Credit Facility	(17,171,778)	(9,420,472)
Leases	(10,546,564)	(14,974,482)
Total Deferred Tax Liabilities	(74,454,518)	(87,412,997)
Net Deferred Tax Liabilities	$ (52,304,019)	$ (56,896,752)